Document and Entity Information	Dec. 03, 2024
Cover [Abstract]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Amendment Flag	false
Entity Central Index Key	0001844452
Document Type	8-K
Document Period End Date	Dec. 03, 2024
Entity Registrant Name	INTUITIVE MACHINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40823
Entity Tax Identification Number	36-5056189
Entity Address, Address Line One	13467 Columbia Shuttle Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77059
City Area Code	(281)
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false